UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-07959

 NAME OF REGISTRANT:                     Advisors Series Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 615 East Michigan Street
                                         Milwaukee, WI 53202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Douglas G. Hess
                                         Advisors Series Trust, c/o
                                         U.S. Bancorp Fund Services,
                                         LLC
                                         777 East Wisconsin Avenue,
                                         5th Floor
                                         Milwaukee, WI 53202

 REGISTRANT'S TELEPHONE NUMBER:          414-765-6609

 DATE OF FISCAL YEAR END:                09/30

 DATE OF REPORTING PERIOD:               07/01/2012 - 06/30/2013


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

Alpha Defensive Growth Fund
--------------------------------------------------------------------------------------------------------------------------
 DRIEHAUS FUND                                                                               Agenda Number:  933698601
--------------------------------------------------------------------------------------------------------------------------
        Security:  262028855
    Meeting Type:  Special
    Meeting Date:  27-Nov-2012
          Ticker:  LCMAX
            ISIN:  US2620288553
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       THEODORE J. BECK                                          Mgmt          No vote
       DAWN M. VROEGOP                                           Mgmt          No vote
       FRANCIS J. HARMON                                         Mgmt          No vote
       A.R. UMANS                                                Mgmt          No vote
       DANIEL F. ZEMANEK                                         Mgmt          No vote
       RICHARD H. DRIEHAUS                                       Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 MARSHALL FUNDS INC.                                                                         Agenda Number:  933736324
--------------------------------------------------------------------------------------------------------------------------
        Security:  81063U776
    Meeting Type:  Special
    Meeting Date:  05-Apr-2013
          Ticker:  SUBFX
            ISIN:  US81063U7761
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       ANDREA F. BIELSKER                                        Mgmt          No vote
       WILLIAM E. HOFFMAN                                        Mgmt          No vote
       CHARLOTTE T. PETERSEN                                     Mgmt          No vote
       STEPHEN F. ROSE                                           Mgmt          No vote
       ALLEN R. STRAIN                                           Mgmt          No vote
       ANDREW J. ISEMAN                                          Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 RIVER NORTH CORE OPPORTUNITY FUND                                                           Agenda Number:  933720751
--------------------------------------------------------------------------------------------------------------------------
        Security:  76881N202
    Meeting Type:  Special
    Meeting Date:  29-Jan-2013
          Ticker:  RNSIX
            ISIN:  US76881N2027
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       PATRICK W. GALLEY                                         Mgmt          No vote
       JAMES G. KELLEY                                           Mgmt          No vote
       JOHN S. OAKES                                             Mgmt          No vote
       FRED G. STEINGRABER                                       Mgmt          No vote
       JOHN K. CARTER                                            Mgmt          No vote



Alpha Opportunistic Growth Fund
--------------------------------------------------------------------------------------------------------------------------
 RBB FUNDS INC                                                                               Agenda Number:  933834447
--------------------------------------------------------------------------------------------------------------------------
        Security:  749255261
    Meeting Type:  Special
    Meeting Date:  25-Jun-2013
          Ticker:  BPLSX
            ISIN:  US7492552614
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      TO APPROVE A NEW INVESTMENT ADVISORY                      Mgmt          For                            For
       AGREEMENT BETWEEN THE RBB FUND, INC., ON
       BEHALF OF THE FUND, AND ROBECO INVESTMENT
       MANAGEMENT, INC., THE FUND'S CURRENT
       INVESTMENT ADVISER, ("ROBECO"), AS A RESULT
       OF A PROPOSED TRANSACTION INVOLVING THE
       SALE OF ROBECO'S PARENT COMPANY




--------------------------------------------------------------------------------------------------------------------------
 RIVER NORTH CORE OPPORTUNITY FUND                                                           Agenda Number:  933720751
--------------------------------------------------------------------------------------------------------------------------
        Security:  76881N103
    Meeting Type:  Special
    Meeting Date:  29-Jan-2013
          Ticker:  RNCOX
            ISIN:  US76881N1037
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       PATRICK W. GALLEY                                         Mgmt          No vote
       JAMES G. KELLEY                                           Mgmt          No vote
       JOHN S. OAKES                                             Mgmt          No vote
       FRED G. STEINGRABER                                       Mgmt          No vote
       JOHN K. CARTER                                            Mgmt          No vote



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Advisors Series Trust
By (Signature)       /s/ Douglas G. Hess
Name                 Douglas G. Hess
Title                President
Date                 08/28/2013